Securitizations and Variable Interest Entities, Transfers with Continuing Involvement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Residential mortgages [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Net gains (losses) on sale	$ 89	$ (10)	$ 342
Asset balances sold	170,384	177,805	213,562
Residential mortgages [Member] | Fair value, inputs, level 3 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Servicing rights recognized	1,896	1,903	2,122
Liability for repurchase losses recognized	18	17	24
Residential mortgages [Member] | Fair value, inputs, level 2 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Securities recognized	2,747	5,030	1,414
Commercial mortgages [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Net gains (losses) on sale	330	280	359
Asset balances sold	18,191	17,882	16,696
Commercial mortgages [Member] | Fair value, inputs, level 3 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Servicing rights recognized	161	158	166
Liability for repurchase losses recognized	0	0	0
Commercial mortgages [Member] | Fair value, inputs, level 2 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Securities recognized	$ 51	$ 81	$ 65